Income Taxes - Tax Loss Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax losses carried forward
No expiry date	$ 32,859	$ 28,699
2017	3,651	3,982
2018	807	865
2019	4,012	4,298
2020	34,059	33,735
2021	53,194
Operating loss carryforwards	128,582	71,579
Deferred income tax valuation allowance:
At January 1	11,393	7,455	$ 9,470
Exchange differences	(825)	(235)	(135)
Charged to consolidated statements of operations	9,886	6,601	783
Utilization of previously unrecognized tax losses	(21)	(34)	(1,055)
Write-off of expired tax losses		(1,493)	(1,169)
Others	(288)	(901)	(439)
At December 31	$ 20,145	$ 11,393	$ 7,455